15. RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands		Jun. 30, 2016	Dec. 31, 2015
Due to affiliates		$ 117,838	$ 106,869
Mr. Li
Due to affiliates		144	144
Alliance Rich
Due to affiliates	[1]	4,167	4,088
Hebei Kaiyuan
Due to affiliates	[1]	4,423	4,400
Smart Success
Due to affiliates	[1]	9	9
Hebei Ruijie Hotel Management Company
Due to affiliates	[1]	45,572	39,608
Ruituo
Due to affiliates	[2]	63,523	58,536
Beiguo Auto
Due to affiliates	[3]	0	23
Xinji Beiguo Mall
Due to affiliates	[3]	$ 0	$ 61

[1]	Entity controlled by Mr. Li.
[2]	Entity controlled by Mr. Li's brother.
[3]	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%.